Financial risk management objectives and policies - Capital management 2 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial risk management objectives and policies [abstract]
Debt in accordance with IFRS (long and short-term borrowings)	$ 36,552	$ 37,746
Add: Unamortized debt discount	448	741
Interest bearing loans	37,000	38,487
Less: Cash and bank balances and bank deposits (including restricted cash)	21,103	4,801
Net debt	$ 15,897	$ 33,686